Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Tax expense (benefit) allocated to other comprehensive income (loss)	$ 132	$ 1,419	$ (6,186)